Discontinued Operations (Details 1) - HKD HKD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	HKD 1,073,536	HKD 1,298,493	HKD 1,207,812
Cost of sales	(778,059)	(977,851)	(915,462)
Gross profit	295,477	320,642	292,350
Disposal Group Including Discontinued Operation Other Revenue	5,897	6,200	7,794
Selling, general and administrative expenses	(125,520)	(158,882)	(146,673)
Gain/(loss) on disposal of property, plant and equipment	1,197	(841)	5,298
Written off of property, plant and equipment	0	(2,798)	(442)
Gain on disposal of PIHL	540,921	0	0
Interest income	294	311	567
Finance costs	(545)	(1,428)	(1,688)
Profit before income tax	717,721	163,204	157,206
Income tax expense	31,187	29,952	20,311
Net income/(loss) for the year attributable to the Company’s ordinary shareholders - Discontinued operations	686,534	133,252	136,895
Other comprehensive income
Exchange gain on translation of financial statements of foreign operations	(12,241)	(1,566)	(8,073)
Income from discontinued operations attributable to members of the Company	HKD 674,293	HKD 131,686	HKD 128,822